THIS FILING LISTS A SECURITY REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2012, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON APRIL 5, 2012



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [X]; Amendment Number:     2
                                                ---------

  This Amendment (Check only one.):       [ ] is a restatement.
                                          [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Marcato Capital Management LLC
                  --------------------------------------
Address:          235 Pine Street, Suite 1650
                  --------------------------------------
                  San Francisco, CA 94104
                  --------------------------------------


Form 13F File Number:     028-14851
                       -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard T. McGuire III
                  --------------------------------------
Title:            Managing Member
                  --------------------------------------
Phone:            415-796-6350
                  --------------------------------------

Signature, Place, and Date of Signing:

/s/ Richard T. McGuire III       San Francisco, CA           April 6, 2012
---------------------------  -------------------------  -----------------------
      [Signature]                  [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           0
                                            ----------------------------

Form 13F Information Table Entry Total:      1
                                            ----------------------------

Form 13F Information Table Value Total:      $22,007 (in thousands)
                                            ----------------------------


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                            FORM 13F INFORMATION TABLE

       COLUMN                COLUMN     COLUMN     COLUMN            COLUMN              COLUMN      COLUMN           COLUMN
          1                     2          3         4                 5                   6           7                8
-----------------------     --------   --------   --------   ------------------------  ---------    --------    --------------------
                              TITLE                 VALUE     SHRS OR     SH/    PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
 NAME OF ISSUER             OF CLASS     CUSIP   (x$1,000)    PRN AMT     PRN    CALL  DISCRETION   MANAGERS    SOLE    SHARED  NONE
 --------------             --------  ---------   ---------  ---------   -----   ----  ----------   --------    ----    ------  ----
Corrections Corp Amer New     COM     22025Y407   22,007      1,080,372    SH             Sole        N/A       1,080,372





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